Net fee and commission income (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Net fee And Commission Income [Line Items]
Underwriting fees		$ 741	$ 811	$ 1,003
of which: equity underwriting fees		360	431	573
of which: debt underwriting fees		382	380	429
M&A and corporate finance fees		774	768	698
Brokerage fees		3,248	3,521	3,820
Investment fund fees		4,858	4,954	4,322
Portfolio management and related services		7,656	7,756	7,666
Other		1,832	1,786	1,854
Total fee and commission income	[1]	19,110	19,598	19,362
Brokerage fees paid		310	316	673
Distribution fees paid		590	580	514
Other		797	807	653
Total fee and commission expense		1,696	1,703	1,840
Net fee and commission income		17,413	17,895	17,522
of which: net brokerage fees		2,938	3,205	3,147
Global Wealth Management
Net fee And Commission Income [Line Items]
Total fee and commission income		11,694	12,059
Personal & Corporate Banking
Net fee And Commission Income [Line Items]
Total fee and commission income		1,307	1,338
Asset Management
Net fee And Commission Income [Line Items]
Total fee and commission income		2,659	2,579
Investment Bank
Net fee And Commission Income [Line Items]
Total fee and commission income		3,355	3,525
Corporate Center
Net fee And Commission Income [Line Items]
Total fee and commission income		94	97
of which: recurring
Net fee And Commission Income [Line Items]
Total fee and commission income	[1]	12,544	12,911
of which: transaction-based
Net fee And Commission Income [Line Items]
Total fee and commission income	[1]	6,402	6,594
of which: performance-based
Net fee And Commission Income [Line Items]
Total fee and commission income	[1]	163	93
UBS AG
Net fee And Commission Income [Line Items]
Underwriting fees		784	843	1,029
of which: equity underwriting fees		360	431	573
of which: debt underwriting fees		424	412	456
M&A and corporate finance fees		774	768	698
Brokerage fees		3,248	3,521	3,821
Investment fund fees		4,859	4,955	4,322
Portfolio management and related services		7,656	7,756	7,666
Other		1,836	1,789	1,854
Total fee and commission income	[2],[3]	19,156	19,632	19,390
Brokerage fees paid		310	316	673
Distribution fees paid		590	580	514
Other		796	807	653
Total fee and commission expense	[2]	1,696	1,703	1,840
Net fee and commission income	[2]	17,460	17,930	17,550
of which: net brokerage fees		2,938	3,205	$ 3,148
UBS AG | Global Wealth Management
Net fee And Commission Income [Line Items]
Total fee and commission income		11,694	12,059
UBS AG | Personal & Corporate Banking
Net fee And Commission Income [Line Items]
Total fee and commission income		1,307	1,338
UBS AG | Asset Management
Net fee And Commission Income [Line Items]
Total fee and commission income		2,659	2,579
UBS AG | Investment Bank
Net fee And Commission Income [Line Items]
Total fee and commission income		3,397	3,557
UBS AG | Corporate Center
Net fee And Commission Income [Line Items]
Total fee and commission income		98	100
UBS AG | of which: recurring
Net fee And Commission Income [Line Items]
Total fee and commission income	[3]	12,545	12,911
UBS AG | of which: transaction-based
Net fee And Commission Income [Line Items]
Total fee and commission income	[3]	6,449	6,629
UBS AG | of which: performance-based
Net fee And Commission Income [Line Items]
Total fee and commission income	[3]	$ 163	$ 93

[1]
For the year ended 31 December 2019, reflects third-party fee and commission income of USD 11,694 million for Global Wealth Management, USD 3,355 million for the Investment Bank, USD 2,659 million for Asset Management, USD 1,307 million for Personal & Corporate Banking and USD 94 million for Corporate Center (for the year ended 31 December 2018: USD 12,059 million for Global Wealth Management, USD 3,525 million for the Investment Bank, USD 2,579 million for Asset Management, USD 1,338 million for Personal & Corporate Banking and USD 97 million for Corporate Center).

[2]
Effective 1 January 2019, UBS AG, UBS Switzerland AG and certain other subsidiaries refined the presentation of dividend income and expense, reclassifying dividends from Interest income (expense) to Other net income from financial instruments measured at fair value through profit or loss. Prior-year comparative information was restated accordingly. Refer to Note 1b for more information.

[3]
For the year ended 31 December 2019, reflects third-party fee and commission income of USD 11,694 million for Global Wealth Management, USD 3,397 million for the Investment Bank, USD 2,659 million for Asset Management, USD 1,307 million for Personal & Corporate Banking and USD 98 million for Corporate Center (for the year ended 31 December 2018: USD 12,059 million for Global Wealth Management, USD 3,557 million for the Investment Bank, USD 2,579 million for Asset Management, USD 1,338 million for Personal & Corporate Banking and USD 100 million for Corporate Center).